UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 97.0%				Materials - 8.8%
			21,451		Lubrizol Corp.	$1,014,847
	Consumer Discretionary - 25.8%		11,461		Nucor Corp.	509,212
30,468	Ascent Media Corp. - Class A*	$809,839	73,260		Solutia, Inc.*	421,978
4,319	AutoZone, Inc.*	652,644				1,946,037
29,556	Coach, Inc.	794,465
11,941	Dollar Tree, Inc.*	502,716			TOTAL COMMON STOCKS (Cost $22,880,104)	21,347,054
19,925	GameStop Corp. - Class A*	438,549
45,868	HSN, Inc.*	484,825
23,925	McGraw-Hill Companies, Inc.	720,382			SHORT TERM INVESTMENT - 0.2%
11,385	Time Warner Cable, Inc. - Class A	360,563	Principal
35,315	Toll Brothers, Inc.*	599,296	Amount		Variable Rate Demand Note** - 0.2%
18,260	WABCO Holdings, Inc.	323,202	$48,155		American Family, 0.10%	48,155
		5,686,481
					TOTAL SHORT TERM INVESTMENT (Cost $48,155)	48,155
	Energy - 6.8%
44,000	Cal Dive International, Inc.*	379,720			Total Investments (Cost $22,928,259) - 97.2%	21,395,209
9,338	Chevron Corp.	618,643
57,092	Rosetta Resources, Inc.*	499,555			Other Assets and Liabilities, Net - 2.8%	618,380
		1,497,918
					TOTAL NET ASSETS - 100.0%	$22,013,589
	Financials - 11.1%
52,853	Janus Capital Group, Inc.	602,524	*	-	Non-income producing security.
21,035	Loews Corp.	576,359	**	-	Variable rate security as of June 30, 2009.
2,038	Markel Corp.*	574,105	[f]	-	Foreign security.
17,502	Portfolio Recovery Associates, Inc.*	677,852
		2,430,840

	Healthcare - 13.6%
7,972	Alcon, Inc.	925,709
19,262	Analogic Corp.	711,731
16,129	Covidien PLC	603,870
14,862	WellPoint, Inc.*	756,327
		2,997,637

	Industrials - 15.7%
23,266	Atlas Air Worldwide Holdings, Inc.*	539,539
13,977	Canadian Pacific Railway Ltd. - f	556,285
36,494	EMCOR Group, Inc.*	734,259
36,431	KBR, Inc.	671,788
45,813	Titan International, Inc.	342,223
23,250	Tyco International Ltd. - f	604,035
		3,448,129

	Information Technology - 15.2%
26,865	Amdocs Ltd.*	576,254
25,787	Cognizant Technology Solutions Corp. - Class A*	688,513
15,506	Harris Corp.	439,750
3,851	Harris Stratex Networks, Inc. - Class A*	24,954
47,266	Intel Corp.	782,252
34,846	Microsoft Corp.	828,289
		3,340,012

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted Prices	$21,347,054	$-
Level 2 - Other significant observable inputs	48,155	-
Level 3 - Significant unobservable inputs	-	-
Total	$21,395,209	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of June 30, 2009).

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$22,928,259

Gross unrealized appreciation	3,141,752
Gross unrealized depreciation	(4,674,802)
Net unrealized appreciation / (depreciation)	$(1,533,050)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                                                  Mark Foster, President

Date  August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                                                   Mark Foster, President

Date  August 25, 2009

By (Signature and Title)* /s/ Mickey Kim
                                                                   Mickey Kim, Treasurer

Date  August 25, 2009